Convertible Notes Payable	3 Months Ended	6 Months Ended	9 Months Ended
	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024
Convertible Notes Payable
Convertible Notes Payable

6. Convertible Notes Payable

On May 27, 2021, the Company approved a Master Convertible Loan Note Instrument (the “2021 Convertible Loan Note Instrument”), permitting the Company to issue convertible notes in a maximum aggregate principal amount of up to $1.4 million (£1.0 million). The convertible notes issuable under the 2021 Convertible Loan Note Instrument mature three years after issuance to the respective noteholders and bear 5% interest, only to be paid to the noteholders in the event of a material breach by the Company of the terms of the 2021 Convertible Loan Note Instrument. In the event of a Change of Control (as defined in the 2021 Convertible Loan Note Instrument), the convertible notes issued under the 2021 Convertible Loan Note Instrument automatically convert into common shares of the Company at a conversion price equal to a 20% discount to the price per share paid for the most senior class of shares in respect of such Change of Control. The Company, with consent from the noteholders, may prepay the convertible notes payable issued under the 2021 Convertible Loan Note Instrument without penalty. The convertible notes payable issued under the 2021 Convertible Loan Note Instrument are general, unsecured obligations of the Company.

On November 1, 2022, the Company approved a master Convertible Loan Note Instrument (the “2022 Convertible Loan Note Instrument”), permitting the Company to issue convertible notes payable for a maximum aggregate principal amount of up to $3.3 million (£3.0 million). The convertible notes payable issuable under the 2022 Convertible Loan Note Instrument mature three years after issuance to the respective noteholders and bear 5% interest, only to be paid to the noteholders in the event of a material breach by the Company of the terms of the 2022 Convertible Loan Note Instrument. In the event of a Change of Control (as defined in the 2022 Convertible Loan Note Instrument), the convertible notes payable issued under the 2022 Convertible Loan Note Instrument automatically convert into common shares of the Company at a conversion price equal to a 20% discount to the price per share paid for the most senior class of shares in respect of such Change of Control. The Company, with consent from the noteholders, may prepay the convertible notes payable issued under the 2022 Convertible Loan Note Instrument without penalty. The convertible notes payable issued under the 2022 Convertible Loan Note Instrument are general, unsecured obligations of the Company.

During January and February 2023, under the terms of the 2022 Convertible Loan Note Instrument, the Company issued convertible notes payable with an aggregate principal amount of $0.9 million (£0.8 million) to non-related third parties.

As discussed in Note 15, “Related Party Transactions,” during January and February 2023, under the terms of the 2022 Convertible Loan Note Instrument, the Company issued convertible notes payable with an aggregate principal amount of $0.4 million (£0.3 million ) to the CEO of Corvus.

The Company elected to fair value the convertible notes payable issued under the 2021 and 2022 Convertible Loan Note Instruments. At the end of each reporting period, the Company calculated the fair value of the convertible notes payable, and any changes in fair value are reported in other income (expense), net, in the current period’s unaudited condensed consolidated statements of operations and Comprehensive Loss. There has been no change in fair value from a change in credit quality.

For the three months ended March 31, 2023, the Company recorded a $0.3 million loss from the change in fair value of convertible notes payable in other income (expense), net, in its unaudited condensed consolidated statements of operations and Comprehensive Loss.

On September 22, 2023, as discussed in Note 3, “Merger,” the Company and MURF completed the Merger, at which point all outstanding convertible notes issued under the 2021 and 2022 Convertible Loan Instruments converted into 373,570 shares of Common Stock.

Convertible Promissory Notes Payable

During March 2023, the Company issued a convertible promissory note payable with an aggregate principal amount of $0.8 million to a non-related third party. The note matures and is payable in full 18 months from the date of issuance. The note contains a conversion option which allows the holder of the note to convert the principal, plus any accrued interest at the date of conversion, into shares of CDT common stock at a conversion price of $10. The note carries 20% interest, which is payable every six (6) months from the date of the note until the maturity date. The promissory convertible note payable was not converted at the closing of the Merger and was also not converted as of March 31, 2024. The Company has not elected the fair value option and will account for the promissory convertible note payable as a liability in accordance with ASC 480 on the Company’s balance sheet. The only subsequent measurement impact on a recurring basis until conversion (if conversion occurs) or prepayment (if prepayment occurs) will be to record the accrued interest as a liability and reduce the balances of the Note and its accrued interest for cash payments made against these balances. For the three months ended March 31, 2024 and March 31, 2023, interest on the convertible promissory note totaled forty thousand dollars and forty thousand dollars, respectively.

7. Convertible Notes Payable

On May 27, 2021, the Company approved a Master Convertible Loan Note Instrument (the “2021 Convertible Loan Note Instrument”), permitting the Company to issue convertible notes in a maximum aggregate principal amount of up to $1.4 million (£1.0 million). The convertible notes issuable under the 2021 Convertible Loan Note Instrument mature three years after issuance to the respective noteholders and bear 5% interest, only to be paid to the noteholders in the event of a material breach by the Company of the terms of the 2021 Convertible Loan Note Instrument. In the event of a Change of Control (as defined in the 2021 Convertible Loan Note Instrument), the convertible notes issued under the 2021 Convertible Loan Note Instrument automatically convert into common shares of the Company at a conversion price equal to a 20% discount to the price per share paid for the most senior class of shares in respect of such Change of Control. The Company, with consent from the noteholders, may prepay the convertible notes payable issued under the 2021 Convertible Loan Note Instrument without penalty. The convertible notes payable issued under the 2021 Convertible Loan Note Instrument are general, unsecured obligations of the Company.

On November 1, 2022, the Company approved a master Convertible Loan Note Instrument (the “2022 Convertible Loan Note Instrument”), permitting the Company to issue convertible notes payable for a maximum aggregate principal amount of up to $3.3 million (£3.0 million). The convertible notes payable issuable under the 2022 Convertible Loan Note Instrument mature three years after issuance to the respective noteholders and bear 5% interest, only to be paid to the noteholders in the event of a material breach by the Company of the terms of the 2022 Convertible Loan Note Instrument. In the event of a Change of Control (as defined in the 2022 Convertible Loan Note Instrument), the convertible notes payable issued under the 2022 Convertible Loan Note Instrument automatically convert into common shares of the Company at a conversion price equal to a 20% discount to the price per share paid for the most senior class of shares in respect of such Change of Control. The Company, with consent from the noteholders, may prepay the convertible notes payable issued under the 2022 Convertible Loan Note Instrument without penalty. The convertible notes payable issued under the 2022 Convertible Loan Note Instrument are general, unsecured obligations of the Company.

During January and February 2023, under the terms of the 2022 Convertible Loan Note Instrument, the Company issued convertible notes payable with an aggregate principal amount of $0.9 million (£0.8 million) to non-related third parties. As discussed in Note 13, “Related Party Transactions,” during January and February 2023, under the terms of the 2022 Convertible Loan Note Instrument, the Company issued convertible notes payable with an aggregate principal amount of $0.4 million (£0.3 million) to the CEO of Corvus.

On September 22, 2023, as discussed in Note 3, “Merger,” the Company and MURF completed the Merger, at which point all outstanding convertible notes issued under the 2021 and 2022 Convertible Loan Instruments converted into 373,570 shares of Common Stock.

The Company elected to fair value the convertible notes payable issued under the 2021 and 2022 Convertible Loan Note Instruments. At the end of each reporting period, the Company calculated the fair value of the convertible notes payable, and any changes in fair value are reported in other income (expense), net, in the current period’s unaudited condensed consolidated statements of operations and Comprehensive Loss. There has been no change in fair value from a change in credit quality.

For the three and six months ended June 30, 2023, the Company recorded a $0.3 million loss from the change in fair value of convertible notes payable in other income (expense), net, in its unaudited condensed consolidated statements of operations and Comprehensive Loss.

Convertible Promissory Notes Payable

During March 2023, the Company issued a convertible promissory note payable with an aggregate principal amount of $0.8 million to a non-related third party. The note matures and is payable in full 18 months from the date of issuance. The note contains a conversion option which allows the holder of the note to convert the principal, plus any accrued interest at the date of conversion, into shares of Common Stock at a conversion price of $10 per share. The note carries 20% interest, which is payable every six months from the date of the note until the maturity date. The promissory convertible note payable was not converted at the closing of the Merger and was also not converted as of June 30, 2024. For the six months ended June 30, 2024 and June 30, 2023, the Company incurred interest expense on the convertible promissory of $80,000 and $40,000, respectively.

7. Convertible Notes Payable

On November 1, 2022, the Company approved a master Convertible Loan Note Instrument (the “2022 Convertible Loan Note Instrument”), permitting the Company to issue convertible notes payable for a maximum aggregate principal amount of up to $3.3 million (£3.0 million). The convertible notes payable issuable under the 2022 Convertible Loan Note Instrument mature three years after issuance to the respective noteholders and bear 5% interest, only to be paid to the noteholders in the event of a material breach by the Company of the terms of the 2022 Convertible Loan Note Instrument. In the event of a Change of Control (as defined in the 2022 Convertible Loan Note Instrument), the convertible notes payable issued under the 2022 Convertible Loan Note Instrument automatically convert into common shares of the Company at a conversion price equal to a 20% discount to the price per share paid for the most senior class of shares in respect of such Change of Control. The Company, with consent from the noteholders, may prepay the convertible notes payable issued under the 2022 Convertible Loan Note Instrument without penalty. The convertible notes payable issued under the 2022 Convertible Loan Note Instrument are general, unsecured obligations of the Company.

During January and February 2023, under the terms of the 2022 Convertible Loan Note Instrument, the Company issued convertible notes payable with an aggregate principal amount of $0.9 million (£0.8 million) to non-related third parties. As discussed in Note 13, “Related Party Transactions,” during January and February 2023, under the terms of the 2022 Convertible Loan Note Instrument, the Company issued convertible notes payable with an aggregate principal amount of $0.4 million (£0.3 million) to the CEO of Corvus. The Company elected to fair value the convertible notes payable issued under the Convertible Loan Note Instruments. On September 22, 2023, as discussed in Note 3, the Company and MURF completed the Merger, at which point all outstanding convertible notes issued converted into 373,570 shares of Common Stock.

For the three and nine months ended September 30, 2023, the Company recorded a $0.1 million and $0.4 million loss, respectively, from the change in fair value of convertible notes payable in other income (expense), net, in its unaudited condensed consolidated statements of operations and comprehensive loss.

Convertible Promissory Notes Payable

During March 2023, the Company issued a convertible promissory note payable (the “March 2023 Convertible Note”) with an aggregate principal amount of $0.8 million to an unrelated third party. The March 2023 Convertible Note matures and is payable in full 18 months from the date of issuance. The March 2023 Convertible Note contains a conversion option which allows the holder of the note to convert the principal, plus any accrued interest at the date of conversion, into shares of Common Stock at a conversion price of $10 per share. The March 2023 Convertible Note carries 20% interest per annum, which is payable every six months from the date of the note until the maturity date. The promissory convertible note payable was not converted at the closing of the Merger and was also not converted as of September 30, 2024. For the three months ended September 30, 2024 and September 30, 2023, the Company incurred interest expense on the convertible promissory of $40,000 for each period. For the nine months ended September 30, 2024 and September 30, 2023, the Company incurred interest expense on the convertible promissory of $120,000 and $40,000, respectively. As of September 30, 2024, the balance of the loan was still outstanding and $80,000 of the interest expense was included in accrued expenses.

On October 9, 2024, the Company and the loan holder signed an extension for the March 2023 Convertible Note to extend the maturity date from September 20, 2024 to October 20, 2024 with the option for the Company to further extend the maturity date two times, each by an additional 30-day period. The Company exercised the first option to extend the maturity date and the maturity date is currently November 19, 2024. In consideration for extending the maturity date, the Company amended the form of the repayment of the remaining interest due on the loan. As payment for the interest, the Company issued the loan holder, (i) $80,000 worth of Common Stock to be issued at the closing market price on the date prior to issuance and (ii) 2,000,000 shares of Common Stock. On October 11, 2024, the Company issued the loan holder 2,781,250 shares of Common Stock in satisfaction of the obligations in (i) and (ii) in the preceding sentence. In connection with the extension of the loan, the Company entered into a consulting agreement with an unrelated third party to negotiate the extension of the of the convertible note with the loan holder on behalf of the Company. The Company issued the third party 850,000 shares on October 11, 2024 in exchange for services provided.